OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
Other reserves [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of other reserves [text block]
	2017 £m	2016 £m	2015 £m
Other reserves comprise:
Merger reserve	7,766	7,766	7,976
Capital redemption reserve	4,115	4,115	4,115
Revaluation reserve in respect of available-for-sale financial assets	685	759	(438)
Cash flow hedging reserve	1,405	2,136	727
Foreign currency translation reserve	(156)	(124)	(120)
At 31 December	13,815	14,652	12,260

Merger reserve [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Merger Reserve [text block]	The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.

	2017 £m	2016 £m	2015 £m
Merger reserve
At 1 January	7,766	7,976	8,107
Redemption of preference shares (note 40)	–	(210)	(131)
At 31 December	7,766	7,766	7,976

Movement in other reserves [Member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Movement in Other Reserves [text block]	Movements in other reserves were as follows:

	2017 £m	2016 £m	2015 £m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January	759	(438)	(67)
Adjustment on transfer from held-to-maturity portfolio	–	1,544	–
Deferred tax	–	(417)	–
	–	1,127	–
Change in fair value of available-for-sale financial assets	303	356	(318)
Deferred tax	(26)	(25)	(18)
Current tax	(4)	(3)	2
	273	328	(334)
Income statement transfers:
Disposals (note 9)	(446)	(575)	(51)
Deferred tax	93	196	3
Current tax	–	(52)	(1)
	(353)	(431)	(49)
Impairment	6	173	4
Deferred tax	–	–	8
	6	173	12
At 31 December	685	759	(438)

	2017	2016	2015
	£m	£m	£m
Cash flow hedging reserve
At 1 January	2,136	727	1,139
Change in fair value of hedging derivatives	(363)	2,432	537
Deferred tax	121	(610)	(186)
	(242)	1,822	351
Income statement transfers (note 5)	(651)	(557)	(956)
Deferred tax	162	144	193
	(489)	(413)	(763)
At 31 December	1,405	2,136	727
	2017	2016	2015
	£m	£m	£m
Foreign currency translation reserve
At 1 January	(124)	(120)	(78)
Currency translation differences arising in the year	(21)	(110)	(59)
Foreign currency gains on net investment hedges (tax: £nil)	(11)	106	17
At 31 December	(156)	(124)	(120)